DEFERRED TAX ASSETS AND LIABILITIES - Summary of unused tax losses for which no deferred tax assets have been recognized (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Uncertain tax positions	$ 0	$ 0	$ 0
Tax related interest or penalties	0	0	0
Unused tax losses for which no deferred tax assets has been recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	(9,982,291)	(6,155,623)	(4,044,750)
Potential tax benefit of such unused tax losses at applicable statutory tax rates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ (2,050,255)	$ (1,305,245)	$ (768,413)